Borrowings - Disclosure of Facilities' Terms Schedule (Details) $ in Millions, R in Billions	1 Months Ended
	May 30, 2022 ZAR (R)	Jul. 31, 2018 USD ($)	May 30, 2022 USD ($)
R2.5 Billion Facility - Sustainability Linked
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | R	R 2.5
Term of facility	Five years
R2.5 Billion Facility - Sustainability Linked | JIBAR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)	2.40%		2.40%
US$400 million facility - Sustainability Linked
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 400
Term of facility	Five years
R1.5 billion facility - Green Term Loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | R	R 1.5
Term of facility	Six years, six months
R1.5 billion facility - Green Term Loan | JIBAR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)	2.65%		2.65%
Westpac fleet loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity - Matured		$ 24
Term of facility		Four years
Westpac fleet loan | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)		3.20%
Term loan | US$400 million facility - Sustainability Linked
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 100
Term loan | US$400 million facility - Sustainability Linked | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)	2.85%		2.85%
Revolving credit facility | US$400 million facility - Sustainability Linked
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 300
Revolving credit facility | US$400 million facility - Sustainability Linked | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)	2.70%		2.70%